Quarterly Holdings Report
for

Fidelity® Independence Fund

February 28, 2021

FRE-QTLY-0421
1.797942.117

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (000s)
COMMUNICATION SERVICES - 15.2%
Entertainment - 3.5%
Netflix, Inc. (a)	131,900	$71,074
The Walt Disney Co. (a)	407,100	76,958
		148,032
Interactive Media & Services - 8.2%
Alphabet, Inc.:
Class A (a)	47,600	96,243
Class C (a)	47,100	95,936
Facebook, Inc. Class A (a)	462,340	119,108
Match Group, Inc. (a)	222,000	33,933
		345,220
Media - 3.5%
Cable One, Inc.	16,700	31,978
Charter Communications, Inc. Class A (a)	73,700	45,209
Comcast Corp. Class A	1,305,200	68,810
		145,997

TOTAL COMMUNICATION SERVICES		639,249

CONSUMER DISCRETIONARY - 11.3%
Hotels, Restaurants & Leisure - 1.1%
Hilton Worldwide Holdings, Inc.	385,200	47,642
Internet & Direct Marketing Retail - 5.0%
Amazon.com, Inc. (a)	68,680	212,422
Multiline Retail - 0.9%
Dollar General Corp.	191,775	36,244
Specialty Retail - 2.9%
Lowe's Companies, Inc.	315,600	50,417
The Home Depot, Inc.	278,200	71,870
		122,287
Textiles, Apparel & Luxury Goods - 1.4%
NIKE, Inc. Class B	431,400	58,144

TOTAL CONSUMER DISCRETIONARY		476,739

CONSUMER STAPLES - 2.2%
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	154,200	51,040
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	142,100	40,621

TOTAL CONSUMER STAPLES		91,661

FINANCIALS - 6.1%
Capital Markets - 4.2%
Intercontinental Exchange, Inc.	401,200	44,256
Moody's Corp.	148,300	40,766
MSCI, Inc.	101,200	41,949
S&P Global, Inc.	146,500	48,251
		175,222
Insurance - 1.9%
Arthur J. Gallagher & Co.	321,100	38,468
Marsh & McLennan Companies, Inc.	370,700	42,712
		81,180

TOTAL FINANCIALS		256,402

HEALTH CARE - 8.4%
Health Care Equipment & Supplies - 3.4%
Danaher Corp.	242,200	53,204
Intuitive Surgical, Inc. (a)	61,600	45,387
Stryker Corp.	186,000	45,140
		143,731
Health Care Providers & Services - 1.9%
UnitedHealth Group, Inc.	235,200	78,138
Health Care Technology - 0.8%
Veeva Systems, Inc. Class A (a)	118,400	33,165
Life Sciences Tools & Services - 1.3%
Thermo Fisher Scientific, Inc.	123,300	55,495
Pharmaceuticals - 1.0%
Zoetis, Inc. Class A	282,000	43,778

TOTAL HEALTH CARE		354,307

INDUSTRIALS - 8.7%
Aerospace & Defense - 1.8%
HEICO Corp. Class A	322,873	37,376
TransDigm Group, Inc. (a)	66,900	38,579
		75,955
Electrical Equipment - 0.9%
AMETEK, Inc.	332,971	39,281
Industrial Conglomerates - 0.9%
Roper Technologies, Inc.	99,500	37,573
Professional Services - 3.4%
CoStar Group, Inc. (a)	39,600	32,621
IHS Markit Ltd.	440,775	39,740
TransUnion Holding Co., Inc.	388,155	32,687
Verisk Analytics, Inc.	218,015	35,722
		140,770
Road & Rail - 1.7%
Old Dominion Freight Lines, Inc.	71,523	15,361
Union Pacific Corp.	269,400	55,486
		70,847

TOTAL INDUSTRIALS		364,426

INFORMATION TECHNOLOGY - 38.2%
Electronic Equipment & Components - 0.9%
Amphenol Corp. Class A	279,700	35,153
IT Services - 9.0%
Accenture PLC Class A	226,000	56,703
Fiserv, Inc. (a)	383,800	44,279
Global Payments, Inc.	206,900	40,964
MasterCard, Inc. Class A	221,200	78,272
PayPal Holdings, Inc. (a)	274,000	71,199
Visa, Inc. Class A	403,600	85,721
		377,138
Semiconductors & Semiconductor Equipment - 7.4%
Advanced Micro Devices, Inc. (a)	546,700	46,202
Analog Devices, Inc.	261,300	40,716
KLA Corp.	139,000	43,261
Lam Research Corp.	83,800	47,531
NVIDIA Corp.	147,000	80,641
Texas Instruments, Inc.	312,200	53,783
		312,134
Software - 14.0%
Adobe, Inc. (a)	136,700	62,837
ANSYS, Inc. (a)	112,700	38,430
Autodesk, Inc. (a)	145,100	40,048
Cadence Design Systems, Inc. (a)	311,500	43,950
Intuit, Inc.	132,700	51,772
Microsoft Corp.	1,160,400	269,654
ServiceNow, Inc. (a)	87,400	46,624
Synopsys, Inc. (a)	148,200	36,340
		589,655
Technology Hardware, Storage & Peripherals - 6.9%
Apple, Inc.	2,384,300	289,116

TOTAL INFORMATION TECHNOLOGY		1,603,196

MATERIALS - 2.2%
Chemicals - 2.2%
Linde PLC	214,200	52,323
Sherwin-Williams Co.	60,400	41,093
		93,416
REAL ESTATE - 5.0%
Equity Real Estate Investment Trusts (REITs) - 5.0%
American Tower Corp.	221,000	47,765
Crown Castle International Corp.	276,600	43,080
Equinix, Inc.	61,800	40,067
Prologis (REIT), Inc.	454,570	45,034
SBA Communications Corp. Class A	138,600	35,361
		211,307
UTILITIES - 1.7%
Electric Utilities - 1.3%
NextEra Energy, Inc.	726,500	53,383
Water Utilities - 0.4%
American Water Works Co., Inc.	123,879	17,576

TOTAL UTILITIES		70,959

TOTAL COMMON STOCKS
(Cost $2,398,899)		4,161,662

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Bird Rides, Inc. Series C1 (b)(c)
(Cost $1,400)	119,195	625

Money Market Funds - 1.0%
Fidelity Cash Central Fund 0.07% (d)	40,805,501	40,814
TOTAL MONEY MARKET FUNDS
(Cost $40,814)		40,814
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,441,113)		4,203,101
NET OTHER ASSETS (LIABILITIES) - 0.0%		(660)
NET ASSETS - 100%		$4,202,441

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $625,000 or 0.0% of net assets.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Bird Rides, Inc. Series C1	12/21/18	$1,400

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$10
Total	$10

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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